CONTINGENT LIABILITY (Details) - USD ($)			12 Months Ended
	Feb. 16, 2021	May 27, 2020	May 31, 2021	May 31, 2020	May 31, 2019	Nov. 30, 2021	Jun. 28, 2018	Jun. 27, 2018
CONTINGENT LIABILITY (Details) [Line Items]
Business Combination, Liabilities Arising from Contingencies, Amount Recognized					$ 1,000,000
Business Combination, Contingent Consideration, Liability, Current			$ 0	$ 150,000	1,000,000		$ 678,111	$ 678,111
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 106,195	$ 106,195	6,105,679	0	$ 321,889
Payment for Contingent Consideration Liability, Operating Activities		850,000		850,000
Deposit Assets			$ 0	$ 150,000		$ 93,000
Escrow Deposit		150,000
Taxes Paid by the Company [Member]
CONTINGENT LIABILITY (Details) [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	41,805	41,805
Other Expense [Member]
CONTINGENT LIABILITY (Details) [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 2,000	$ 2,000